Investments - Schedule of Comprehensive Income Information Related to Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Profit for the period	R$ 208,615	R$ 169,154	R$ 155,632
Total comprehensive income	209,635	171,526	155,975
Profit allocated to NCI before dividends	0	(1,045)	R$ 4,259
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Revenue	190	44,998
Profit for the period	0	31,885
Total comprehensive income	0	31,885
Profit allocated to NCI before dividends	0	6,377
Disproportionate dividends distributions	0	(7,422)
Profit/(loss) allocated to NCI	0	(1,045)
Vinci Real Estate Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Revenue	0	21,367
Profit for the period	0	15,020
Total comprehensive income	0	15,020
Profit allocated to NCI before dividends	0	3,004
Disproportionate dividends distributions	0	(2,037)
Profit/(loss) allocated to NCI	0	967
Vinci Infraestrutura Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Revenue	0	23,394
Profit for the period	0	16,865
Total comprehensive income	0	16,865
Profit allocated to NCI before dividends	0	3,373
Disproportionate dividends distributions	0	(5,385)
Profit/(loss) allocated to NCI	0	(2,012)
Vinci International Real Estate Ltd [Member]
Disclosure of subsidiaries [line items]
Revenue	R$ 190	237
Profit for the period		0
Total comprehensive income		0
Profit allocated to NCI before dividends		0
Profit/(loss) allocated to NCI		R$ 0